General information and reorganization transactions	12 Months Ended
Dec. 31, 2023
General Information And Reorganization Transactions
General information and reorganization transactions

1. General information and reorganization transactions

On November 29, 2022, Genesis Unicorn Capital Corp (“GUCC”), entered into an agreement and plan of merger (the “Merger Agreement”) with ESGL Holdings Limited (“ESGL”), ESGH Merger Sub Corp (“Merger Sub”), Environmental Solutions Group Holdings Limited (“ESGH”), and Quek Leng Chuang, solely in his capacity as the shareholder representative, agent and attorney-in-fact of the shareholders (the “Shareholder Representative”). Upon the closing of the transactions contemplated by the Merger Agreement, (a) GUCC will be merged with and into ESGL (the “Reincorporation Merger”), with ESGL surviving the Reincorporation Merger, and (b) Merger Sub will be merged with and into the ESGH (the “Acquisition Merger”), with ESGH surviving the Acquisition Merger as a direct wholly owned subsidiary of ESGL (collectively, the “Merger” or the “Business Combination”).

The Business Combination was successfully completed on August 3, 2023. Following which, ESGL is a publicly traded company listed on Nasdaq. ESGL’s stock commenced trading August 4, 2023.

Genesis Unicorn Capital Corp

GUCC was incorporated as a Delaware corporation on February 23, 2021. It is a blank check company formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more target businesses.

ESGL Holdings Limited

ESGL Holdings Limited (“ESGL” or the “Company”) was incorporated in the Cayman Islands on November 18, 2022 for the sole purpose of the Reincorporation Merger. Following the consummation of the Reincorporation Merger, GUCC will have merged with and into ESGL, with ESGL as the surviving publicly traded entity.

Environmental Solutions Group Holdings Limited

Environmental Solutions Group Holdings Limited (“ESGH”) is a holding company incorporated under the laws of the Cayman Islands as an exempted company with limited liability on June 14, 2022. The address of its registered office is 71 Fort Street, PO Box 500, George Town, Grand Cayman, KY1-1106, Cayman Islands. As a holding company with no material operations of its own, ESGH conducts all of its operations through its operating entity incorporated in Singapore, Environmental Solutions (Asia) Pte. Ltd.

Environmental Solutions Asia Holdings Limited (“ESAH”)

ESAH, a wholly-owned subsidiary of the ESGH, was incorporated on June 29, 2022 and domiciled in the British Virgin Islands with its registered office at Mandar House, 3rd Floor, Johnson’s Ghut, Tortola, British Virgin Islands.

Environmental Solutions (Asia) Pte. Ltd. (“ESA”)

ESA was incorporated and domiciled in Singapore, with its registered office at 101 Tuas, South Avenue 2, Singapore 637226. ESA is a waste management, treatment and recycling company involved in the collection and recycling of hazardous and non-hazardous industrial waste from customers such as pharmaceutical, semiconductor, petrochemical and electroplating companies.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

1. General information and reorganization transactions (continued)

ESGH Merger Sub Corp

ESGH Merger Sub Corp was incorporated under the laws of the Cayman Islands as an exempted company with limited liability on November 18, 2022 and is a wholly-owned subsidiary of ESGL formed to consummate the Business Combination. Following the consummation of the Business Combination, Merger Sub will have merged with and into ESGH, with ESGH surviving the merger as a wholly-owned subsidiary of ESGL.

As ESGL, ESGH, ESAH and ESA (collectively the “Group”) were under common control, the Merger constituted a reorganization under common control and are required to be retrospectively applied to the consolidated financial statements at their historical amounts. The consolidated financial statements have been prepared as if the existing corporate structure had been in existence throughout all periods. This includes a retrospective presentation for all equity related disclosures, including issued shares, which have been revised to reflect the effects of the reorganization in accordance with International Financial Reporting Standards (“IFRS”) as of December 31, 2023 and 2022. The financial statements were authorized for issuance by the Directors on May 15, 2024.

GUCC will be treated as the acquired company for accounting purposes, whereas ESGH will be treated as the accounting acquirer. Because GUCC does not meet the accounting definition of a business, the Business Combination will be treated as the equivalent of ESGH issuing stock for the net assets of GUCC, accompanied by a recapitalization. The net assets of ESGH will be stated at historical cost, with no goodwill or other intangible assets recorded, and the historical results of operations prior to the Business Combination will be those of ESGH. ESGH has been determined to be the accounting acquirer for purposes of the Business Combination based on an evaluation of the following facts and circumstances:

(i)	After the close of the business combination, persons affiliated with ESGH are expected to control a majority of the combined company’s board of directors;
(ii)	ESGH shareholders have the largest voting interest under both redemption scenarios;
(iii)	ESGH is the largest entity based on the entity’s operations and number of employees
(iv)	ESGH’s operations prior to the Business Combination will comprise the ongoing operations of the Combined Company; and
(v)	ESGH’s existing executive officers and senior management team will comprise the executive officers and senior management team of the Combined Company.

The Business Combination, which is not within the scope of IFRS 3 (Business Combination) since GUCC does not meet the definition of a business in accordance with IFRS 3 (Business Combination), is accounted for within the scope of IFRS 2 (Share-Based Payment). Any excess of fair value of the consideration shares issued over the fair value of GUCC’s identifiable net assets acquired represents a listing fee for the service of a stock exchange listing for its shares and is expensed as incurred.